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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended     MARCH 31, 2006

If amended report check here:     [_]                     Amendment Number:

This Amendment (Check only one.)  [_] is a restatement.
                                  [_] adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total: $         189461.919
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          135.675           2500       SH         SOLE        00        2500
ALBERTO CULVER   COM     013068101         7785.542         176024       SH         SOLE        00      176024
ALEXANDRIA REAL  COM     015271109          114.396           1200       SH         SOLE        00        1200
ALLEGHENY TECHN  COM     01741R102         7652.089         125075       SH         SOLE        00      125075
AMERICAN INTL G  COM     026874107         8030.464         121508       SH         SOLE        00      121508
ARCHSTONE SMITH  COM     039583109          126.802           2600       SH         SOLE        00        2600
BP PLC           SPONSO  055622104          119.956           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         8345.933         217342       SH         SOLE        00      217342
BOSTON PROPERTI  COM     101121101          130.550           1400       SH         SOLE        00        1400
BRISTOL MYERS S  COM     110122108          147.660           6000       SH         SOLE        00        6000
CAMDEN PPTY TR   SH BEN  133131102          129.690           1800       SH         SOLE        00        1800
CAPITAL ONE FIN  COM     14040H105         7756.894          96335       SH         SOLE        00       96335
CISCO SYS INC    COM     17275R102         8361.565         385859       SH         SOLE        00      385859
CITIGROUP INC    COM     172967101         8255.615         174796       SH         SOLE        00      174796
COACH INC        COM     189754104         5932.718         171565       SH         SOLE        00      171565
CONSOLIDATED ED  COM     209115104           43.500           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          113.662           3400       SH         SOLE        00        3400
DEVELOPERS DIVE  COM     251591103          120.450           2200       SH         SOLE        00        2200
DUKE REALTY COR  COM NE  264411505          117.645           3100       SH         SOLE        00        3100
E M C CORP MASS  COM     268648102         8894.734         652585       SH         SOLE        00      652585
EBAY INC         COM     278642103         7624.668         195204       SH         SOLE        00      195204
EQUITY OFFICE P  COM     294741103          104.098           3100       SH         SOLE        00        3100
EQUITY ONE       COM     294752100          110.520           4500       SH         SOLE        00        4500
EQUITY RESIDENT  SH BEN  29476L107          126.333           2700       SH         SOLE        00        2700
ESSEX PPTY TR I  COM     297178105          119.603           1100       SH         SOLE        00        1100
EXXON MOBIL COR  COM     30231G102          231.268           3800       SH         SOLE        00        3800
GENENTECH INC    COM NE  368710406         6017.112          71200       SH         SOLE        00       71200
GENERAL ELECTRI  COM     369604103         8478.877         243786       SH         SOLE        00      243786
GUIDANT CORP     COM     401698105           31.224            400       SH         SOLE        00         400
ISTAR FINL INC   COM     45031U101           91.872           2400       SH         SOLE        00        2400
ILLINOIS TOOL W  COM     452308109         6636.722          68910       SH         SOLE        00       68910
INTEL CORP       COM     458140100         6538.520         337908       SH         SOLE        00      337908
INVITROGEN CORP  COM     46185R100         5607.595          79960       SH         SOLE        00       79960
JOHNSON & JOHNS  COM     478160104         8135.051         137370       SH         SOLE        00      137370
KIMCO REALTY CO  COM     49446R109          121.920           3000       SH         SOLE        00        3000
MEDTRONIC INC    COM     585055106         7720.598         152130       SH         SOLE        00      152130
MERRILL LYNCH &  COM     590188108         9747.338         123760       SH         SOLE        00      123760
MICROSOFT CORP   COM     594918104        10177.628         374040       SH         SOLE        00      374040
NATIONAL OILWEL  COM     637071101         1816.520          28330       SH         SOLE        00       28330
NEWCASTLE INVT   COM     65105M108           71.760           3000       SH         SOLE        00        3000
OIL SVC HOLDRS   DEPOST  678002106         1996.616          13600       SH         SOLE        00       13600
OPENWAVE SYS IN  COM NE  683718308            0.712             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           18.782            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         8147.818         326959       SH         SOLE        00      326959
PROLOGIS         SH BEN  743410102          117.700           2200       SH         SOLE        00        2200
SCANA CORP NEW   COM     80589M102            9.810            250       SH         SOLE        00         250
SIMON PPTY GROU  COM     828806109          109.382           1300       SH         SOLE        00        1300
STRYKER CORP     COM     863667101         7510.753         169390       SH         SOLE        00      169390
SYSCO CORP       COM     871829107         7910.741         246825       SH         SOLE        00      246825
UNIT CORP        COM     909218109         4190.449          75165       SH         SOLE        00       75165
VORNADO RLTY TR  SH BEN  929042109           96.000           1000       SH         SOLE        00        1000
WAL MART STORES  COM     931142103         7474.313         158220       SH         SOLE        00      158220
ZIMMER HLDGS IN  COM     98956P102           54.080            800       SH         SOLE        00         800